Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 98.6%
Consumer, Non-cyclical - 23.0%
Zoetis, Inc.	75,092	$8,522,191
PayPal Holdings, Inc.*	67,876	7,769,087
Edwards Lifesciences Corp.*	41,757	7,714,188
Global Payments, Inc.	47,399	7,590,002
Worldpay, Inc. — Class A*	58,905	7,218,808
Thermo Fisher Scientific, Inc.	23,993	7,046,264
Monster Beverage Corp.*	106,564	6,801,980
IQVIA Holdings, Inc.*	40,385	6,497,947
Abbott Laboratories	74,799	6,290,596
Vertex Pharmaceuticals, Inc.*	32,418	5,944,813
Teleflex, Inc.	17,397	5,761,017
ABIOMED, Inc.*	15,830	4,123,557
Total System Services, Inc.	31,841	4,084,245
Estee Lauder Companies, Inc. — Class A	21,559	3,947,669
Quanta Services, Inc.	99,213	3,788,944
Alexion Pharmaceuticals, Inc.*	27,473	3,598,413
Mondelez International, Inc. — Class A	59,783	3,222,304
Merck & Company, Inc.	37,995	3,185,881
Post Holdings, Inc.*	29,350	3,051,519
Cintas Corp.	12,649	3,001,481
Intuitive Surgical, Inc.*	5,610	2,942,725
Syneos Health, Inc.*	54,627	2,790,893
UnitedHealth Group, Inc.	10,861	2,650,193
AbbVie, Inc.	33,369	2,426,594
Molina Healthcare, Inc.*	16,407	2,348,498
Jazz Pharmaceuticals plc*	16,394	2,337,128
Bio-Techne Corp.	10,157	2,117,633
US Foods Holding Corp.*	59,114	2,113,917
Centene Corp.*	37,248	1,953,285
Constellation Brands, Inc. — Class A	9,812	1,932,375
Total Consumer, Non-cyclical		132,774,147
Financial - 18.9%
Mastercard, Inc. — Class A	30,150	7,975,579
Visa, Inc. — Class A	41,748	7,245,365
JPMorgan Chase & Co.	51,159	5,719,576
Ally Financial, Inc.	183,991	5,701,881
Citigroup, Inc.	78,336	5,485,870
Bank of America Corp.	182,678	5,297,662
T. Rowe Price Group, Inc.	47,248	5,183,578
CBRE Group, Inc. — Class A*	98,289	5,042,226
Zions Bancorp North America	98,905	4,547,652
KeyCorp	247,861	4,399,533
Progressive Corp.	50,644	4,047,975
Credit Acceptance Corp.*	7,124	3,446,805
Prologis, Inc. REIT	40,572	3,249,817
MetLife, Inc.	64,574	3,207,391
Principal Financial Group, Inc.	54,753	3,171,294
Prudential Financial, Inc.	30,749	3,105,649
Alexandria Real Estate Equities, Inc. REIT	20,871	2,944,689
American Financial Group, Inc.	27,763	2,844,875
E*TRADE Financial Corp.	62,660	2,794,636
Voya Financial, Inc.	50,484	2,791,765
Unum Group	80,208	2,690,978
Aon plc	13,826	2,668,141
BB&T Corp.	48,836	2,399,312
Douglas Emmett, Inc. REIT	58,885	2,345,979
Morgan Stanley	53,185	2,330,035
Intercontinental Exchange, Inc.	26,575	2,283,856
Citizens Financial Group, Inc.	60,952	2,155,263
Fifth Third Bancorp	70,027	1,953,753
Jones Lang LaSalle, Inc.	13,265	1,866,253
Total Financial		108,897,388
Consumer, Cyclical - 14.9%
Live Nation Entertainment, Inc.*	95,534	6,329,128
Allison Transmission Holdings, Inc.	126,569	5,866,473
Lennar Corp. — Class A	117,438	5,691,046
Delta Air Lines, Inc.	86,072	4,884,586
Wynn Resorts Ltd.	39,059	4,842,925
Royal Caribbean Cruises Ltd.	35,714	4,328,894
PACCAR, Inc.	48,284	3,460,031
Dollar Tree, Inc.*	31,783	3,413,176
BorgWarner, Inc.	73,827	3,099,257
Alaska Air Group, Inc.	45,738	2,923,116
Burlington Stores, Inc.*	16,343	2,780,762
Darden Restaurants, Inc.	22,763	2,770,940
Home Depot, Inc.	12,960	2,695,291
Toll Brothers, Inc.	72,523	2,655,792
Costco Wholesale Corp.	9,995	2,641,279
Aptiv plc	31,956	2,583,004
Copart, Inc.*	34,118	2,549,979
Lululemon Athletica, Inc.*	13,947	2,513,389
Marriott International, Inc. — Class A	17,792	2,496,040
Williams-Sonoma, Inc.	38,143	2,479,295
TJX Companies, Inc.	45,613	2,412,015
Best Buy Company, Inc.	33,614	2,343,904
Lowe's Companies, Inc.	22,910	2,311,848
Hilton Worldwide Holdings, Inc.	22,844	2,232,773
Tractor Supply Co.	20,486	2,228,877
Advance Auto Parts, Inc.	12,598	1,941,856
Kohl's Corp.	29,519	1,403,628
Total Consumer, Cyclical		85,879,304
Communications - 12.3%
Facebook, Inc. — Class A*	38,785	7,485,505
CDW Corp.	60,839	6,753,129
Amazon.com, Inc.*	3,515	6,656,110
IAC/InterActiveCorp*	27,271	5,932,261
Cisco Systems, Inc.	107,735	5,896,337
Alphabet, Inc. — Class C*	4,722	5,104,057
Charter Communications, Inc. — Class A*	10,934	4,320,898
GrubHub, Inc.*	55,366	4,317,994
Motorola Solutions, Inc.	20,276	3,380,617
Walt Disney Co.	23,467	3,276,932
Comcast Corp. — Class A	70,203	2,968,183
Arista Networks, Inc.*	11,079	2,876,330
VeriSign, Inc.*	13,588	2,842,066
Corning, Inc.	79,080	2,627,828
Verizon Communications, Inc.	45,954	2,625,352
Booking Holdings, Inc.*	1,085	2,034,060
AT&T, Inc.	50,880	1,704,989
Total Communications		70,802,648
Technology - 11.7%
Xilinx, Inc.	73,583	8,676,908
Broadcom, Inc.	25,300	7,282,858
salesforce.com, Inc.*	44,801	6,797,656

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Technology - 11.7% (continued)
VMware, Inc. — Class A	40,182	$6,718,832
Microsoft Corp.	50,127	6,715,013
MSCI, Inc. — Class A	27,897	6,661,525
Veeva Systems, Inc. — Class A*	32,118	5,206,649
Analog Devices, Inc.	37,821	4,268,856
Intuit, Inc.	12,228	3,195,543
Fortinet, Inc.*	34,061	2,616,906
KLA-Tencor Corp.	17,964	2,123,345
Zebra Technologies Corp. — Class A*	9,539	1,998,325
Activision Blizzard, Inc.	39,581	1,868,223
DXC Technology Co.	33,625	1,854,419
Dell Technologies, Inc. — Class C*	33,500	1,701,800
Total Technology		67,686,858
Industrial - 10.1%
Fortune Brands Home & Security, Inc.	125,988	7,197,694
Spirit AeroSystems Holdings, Inc. — Class A	76,991	6,264,758
TransDigm Group, Inc.*	12,947	6,263,758
Keysight Technologies, Inc.*	65,946	5,922,610
Ball Corp.	65,661	4,595,613
Lockheed Martin Corp.	10,109	3,675,026
Eaton Corporation plc	38,009	3,165,390
Waters Corp.*	14,553	3,132,388
Old Dominion Freight Line, Inc.	20,649	3,082,070
Jabil, Inc.	93,594	2,957,571
CH Robinson Worldwide, Inc.	34,367	2,898,857
Carlisle Companies, Inc.	20,025	2,811,710
Vulcan Materials Co.	16,857	2,314,635
FLIR Systems, Inc.	38,682	2,092,696
United Parcel Service, Inc. — Class B	20,094	2,075,107
Total Industrial		58,449,883
Energy - 5.4%
Diamondback Energy, Inc.	47,839	5,213,016
ConocoPhillips	67,404	4,111,644
Targa Resources Corp.	101,274	3,976,017
Kinder Morgan, Inc.	124,559	2,600,792
Marathon Petroleum Corp.	44,837	2,505,491
Williams Companies, Inc.	81,102	2,274,100
ONEOK, Inc.	32,760	2,254,216
Devon Energy Corp.	78,406	2,236,139
Valero Energy Corp.	26,037	2,229,028
Concho Resources, Inc.	18,268	1,884,892
Marathon Oil Corp.	113,679	1,615,379
Total Energy		30,900,714
Basic Materials - 2.0%
Albemarle Corp.	57,804	4,069,980
CF Industries Holdings, Inc.	56,939	2,659,621
FMC Corp.	27,799	2,305,927
WR Grace & Co.	29,274	2,228,044
Total Basic Materials		11,263,572
Utilities - 0.3%
AES Corp.	103,348	1,732,112
Total Common Stocks
(Cost $477,454,234)		568,386,626

EXCHANGE-TRADED FUNDS† - 1.1%
Vanguard S&P 500 ETF	24,095	6,485,169
Total Exchange-Traded Funds
(Cost $6,258,193)		6,485,169
Total Investments - 99.7%
(Cost $483,712,427)		$574,871,795
Other Assets & Liabilities, net - 0.3%		1,816,600
Total Net Assets - 100.0%		$576,688,395

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$568,386,626	$—	$—	$568,386,626
Exchange-Traded Funds	6,485,169	—	—	6,485,169
Total Assets	$574,871,795	$—	$—	$574,871,795

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 96.5%
Financial - 22.0%
Gaming and Leisure Properties, Inc. REIT	16,579	$646,249
Synchrony Financial	9,625	333,699
Principal Financial Group, Inc.	5,265	304,949
Prudential Financial, Inc.	2,797	282,497
Old Republic International Corp.	11,887	266,031
First Horizon National Corp.	15,981	238,596
First Hawaiian, Inc.	9,082	234,951
Lazard Ltd. — Class A	6,743	231,892
BB&T Corp.	4,626	227,275
Huntington Bancshares, Inc.	16,041	221,687
First American Financial Corp.	4,087	219,472
KeyCorp	11,500	204,125
People's United Financial, Inc.	12,016	201,628
Ameriprise Financial, Inc.	1,325	192,337
PNC Financial Services Group, Inc.	1,383	189,858
Fifth Third Bancorp	6,245	174,236
Citizens Financial Group, Inc.	4,839	171,107
U.S. Bancorp	3,070	160,868
Popular, Inc.	2,934	159,140
JPMorgan Chase & Co.	1,297	145,005
Visa, Inc. — Class A	286	49,635
Mastercard, Inc. — Class A	149	39,415
Total Financial		4,894,652
Consumer, Non-cyclical - 19.6%
Procter & Gamble Co.	3,142	344,520
Altria Group, Inc.	6,754	319,802
Kimberly-Clark Corp.	2,258	300,946
Flowers Foods, Inc.	12,807	298,019
PepsiCo, Inc.	2,203	288,879
Merck & Company, Inc.	2,993	250,963
Philip Morris International, Inc.	3,162	248,312
AbbVie, Inc.	3,275	238,158
General Mills, Inc.	4,192	220,164
Johnson & Johnson	1,457	202,931
Cardinal Health, Inc.	3,946	185,857
Eli Lilly & Co.	1,531	169,620
Amgen, Inc.	885	163,088
Automatic Data Processing, Inc.	964	159,378
Abbott Laboratories	1,880	158,108
Bristol-Myers Squibb Co.	3,307	149,972
Booz Allen Hamilton Holding Corp.	2,150	142,352
Sysco Corp.	1,917	135,570
Kroger Co.	4,632	100,561
UnitedHealth Group, Inc.	354	86,379
Encompass Health Corp.	1,230	77,933
Zoetis, Inc.	464	52,659
Total System Services, Inc.	370	47,460
Thermo Fisher Scientific, Inc.	77	22,613
Total Consumer, Non-cyclical		4,364,244
Consumer, Cyclical - 10.2%
General Motors Co.	9,458	364,417
Wyndham Destinations, Inc.	7,484	328,548
Fastenal Co.	6,959	226,794
Watsco, Inc.	1,376	225,017
Target Corp.	2,440	211,328
Hasbro, Inc.	1,861	196,670
Darden Restaurants, Inc.	1,597	194,403
Delta Air Lines, Inc.	3,110	176,493
KAR Auction Services, Inc.	6,119	152,975
Kohl's Corp.	2,756	131,048
Casey's General Stores, Inc.	462	72,067
Total Consumer, Cyclical		2,279,760
Technology - 9.8%
Broadcom, Inc.	1,046	301,102
Paychex, Inc.	3,120	256,745
Lam Research Corp.	1,283	240,999
KLA-Tencor Corp.	1,861	219,970
NetApp, Inc.	3,018	186,211
Intel Corp.	3,665	175,443
Texas Instruments, Inc.	1,463	167,894
HP, Inc.	6,817	141,725
Microsoft Corp.	1,015	135,969
Broadridge Financial Solutions, Inc.	780	99,590
Genpact Ltd.	2,383	90,769
Intuit, Inc.	277	72,388
Jack Henry & Associates, Inc.	417	55,845
SS&C Technologies Holdings, Inc.	706	40,673
Total Technology		2,185,323
Utilities - 9.3%
Southern Co.	9,351	516,923
PPL Corp.	13,712	425,209
Dominion Energy, Inc.	4,943	382,193
AES Corp.	22,551	377,955
Duke Energy Corp.	4,250	375,020
Total Utilities		2,077,300
Energy - 8.3%
Kinder Morgan, Inc.	20,869	435,745
ONEOK, Inc.	5,820	400,474
Chevron Corp.	2,426	301,891
Exxon Mobil Corp.	3,650	279,700
Valero Energy Corp.	2,854	244,331
Occidental Petroleum Corp.	3,915	196,846
Total Energy		1,858,987
Industrial - 8.3%
Ryder System, Inc.	5,430	316,569
Eaton Corporation plc	2,799	233,101
Johnson Controls International plc	5,529	228,403
Hubbell, Inc.	1,475	192,340
Caterpillar, Inc.	1,290	175,814
Packaging Corporation of America	1,773	169,002
Westrock Co.	4,351	158,681
National Instruments Corp.	3,728	156,539
Emerson Electric Co.	2,263	150,988
Agilent Technologies, Inc.	874	65,261
Total Industrial		1,846,698
Communications - 6.8%
AT&T, Inc.	11,619	389,353
Verizon Communications, Inc.	6,089	347,865
Interpublic Group of Companies, Inc.	12,122	273,836
Cisco Systems, Inc.	4,450	243,548
Corning, Inc.	4,779	158,806

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 96.5% (continued)
Communications - 6.8% (continued)
Telephone & Data Systems, Inc.	3,352	$101,901
Total Communications		1,515,309
Basic Materials - 2.2%
Chemours Co.	11,004	264,096
International Paper Co.	5,029	217,856
Total Basic Materials		481,952
Total Common Stocks
(Cost $19,813,074)		21,504,225

EXCHANGE-TRADED FUNDS† - 2.7%
Vanguard Dividend Appreciation ETF	3,080	354,693
iShares Select Dividend ETF	2,447	243,623
Total Exchange-Traded Funds
(Cost $594,717)		598,316
Total Investments - 99.2%
(Cost $20,407,791)		$22,102,541
Other Assets & Liabilities, net - 0.8%		175,727
Total Net Assets - 100.0%		$22,278,268

†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,504,225	$—	$—	$21,504,225
Exchange-Traded Funds	598,316	—	—	598,316
Total Assets	$22,102,541	$—	$—	$22,102,541

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 97.6%
Consumer, Non-cyclical - 25.8%
Worldpay, Inc. — Class A*	1,789	$219,242
Estee Lauder Companies, Inc. — Class A	1,179	215,887
Danaher Corp.	1,484	212,093
IQVIA Holdings, Inc.*	1,318	212,066
Total System Services, Inc.	1,646	211,133
McCormick & Company, Inc.	1,231	190,817
Merck & Company, Inc.	2,079	174,324
Post Holdings, Inc.*	1,574	163,649
Monster Beverage Corp.*	2,518	160,724
Booz Allen Hamilton Holding Corp.	2,347	155,395
HCA Healthcare, Inc.	1,081	146,119
Teleflex, Inc.	440	145,706
Eli Lilly & Co.	1,311	145,246
Becton Dickinson and Co.	576	145,158
UnitedHealth Group, Inc.	584	142,502
Humana, Inc.	535	141,935
Bio-Rad Laboratories, Inc. — Class A*	423	132,226
Jazz Pharmaceuticals plc*	891	127,021
Verisk Analytics, Inc. — Class A	866	126,834
Tyson Foods, Inc. — Class A	1,545	124,743
Zoetis, Inc.	1,056	119,845
Celgene Corp.*	1,274	117,768
AbbVie, Inc.	1,533	111,480
Church & Dwight Company, Inc.	1,481	108,202
Sysco Corp.	1,516	107,212
US Foods Holding Corp.*	2,966	106,064
Total Consumer, Non-cyclical		3,963,391
Financial - 18.0%
Progressive Corp.	2,771	221,486
Ally Financial, Inc.	6,846	212,157
Credit Acceptance Corp.*	396	191,597
Arch Capital Group Ltd.*	5,152	191,036
Equinix, Inc. REIT	361	182,049
People's United Financial, Inc.	10,658	178,841
Mid-America Apartment Communities, Inc. REIT	1,395	164,275
American Financial Group, Inc.	1,517	155,447
Intercontinental Exchange, Inc.	1,785	153,403
CME Group, Inc. — Class A	780	151,406
Alexandria Real Estate Equities, Inc. REIT	1,013	142,924
Simon Property Group, Inc. REIT	767	122,536
U.S. Bancorp	2,334	122,302
Commerce Bancshares, Inc.	1,994	118,962
JPMorgan Chase & Co.	1,050	117,390
Fifth Third Bancorp	4,165	116,203
KeyCorp	6,487	115,144
Zions Bancorp North America	2,471	113,617
Total Financial		2,770,775
Industrial - 13.2%
Ball Corp.	3,607	252,454
Crown Holdings, Inc.*	3,679	224,787
Lockheed Martin Corp.	568	206,491
Northrop Grumman Corp.	605	195,481
Allegion plc	1,635	180,749
CH Robinson Worldwide, Inc.	1,945	164,061
Carlisle Companies, Inc.	1,164	163,437
Harris Corp.	832	157,356
Dover Corp.	1,555	155,811
FLIR Systems, Inc.	2,116	114,476
Jabil, Inc.	3,548	112,117
National Instruments Corp.	2,617	109,888
Total Industrial		2,037,108
Consumer, Cyclical - 11.2%
Lululemon Athletica, Inc.*	1,184	213,368
Starbucks Corp.	2,383	199,767
Dollar Tree, Inc.*	1,739	186,751
Dollar General Corp.	1,350	182,466
United Continental Holdings, Inc.*	1,752	153,388
Burlington Stores, Inc.*	885	150,583
Darden Restaurants, Inc.	1,229	149,606
Ross Stores, Inc.	1,357	134,506
TJX Companies, Inc.	2,511	132,782
Advance Auto Parts, Inc.	735	113,293
General Motors Co.	2,889	111,313
Total Consumer, Cyclical		1,727,823
Technology - 10.8%
MSCI, Inc. — Class A	726	173,362
First Data Corp. — Class A*	6,312	170,866
Paychex, Inc.	2,048	168,530
Fidelity National Information Services, Inc.	1,228	150,651
SS&C Technologies Holdings, Inc.	2,523	145,350
Broadridge Financial Solutions, Inc.	1,110	141,725
Black Knight, Inc.*	2,234	134,375
Fiserv, Inc.*	1,396	127,259
Jack Henry & Associates, Inc.	915	122,537
QUALCOMM, Inc.	1,527	116,159
Citrix Systems, Inc.	1,103	108,248
Dell Technologies, Inc. — Class C*	2,041	103,682
Total Technology		1,662,744
Communications - 10.6%
CDW Corp.	1,927	213,897
Motorola Solutions, Inc.	1,109	184,904
Walt Disney Co.	1,268	177,064
Comcast Corp. — Class A	3,841	162,397
Charter Communications, Inc. — Class A*	382	150,959
Verizon Communications, Inc.	2,512	143,510
Omnicom Group, Inc.	1,693	138,741
Discovery, Inc. — Class A*	4,235	130,014
Interpublic Group of Companies, Inc.	5,247	118,530
CBS Corp. — Class B	2,156	107,584
AT&T, Inc.	3,172	106,294
Total Communications		1,633,894
Energy - 4.8%
Kinder Morgan, Inc.	6,749	140,919
Baker Hughes a GE Co.	5,550	136,697
Chevron Corp.	1,037	129,044
Williams Companies, Inc.	4,437	124,414
ONEOK, Inc.	1,795	123,514

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 97.6% (continued)
Energy - 4.8% (continued)
Targa Resources Corp.	2,155	$84,605
Total Energy		739,193
Utilities - 3.2%
Exelon Corp.	3,241	155,374
DTE Energy Co.	918	117,394
Eversource Energy	1,482	112,276
Xcel Energy, Inc.	1,755	104,405
Total Utilities		489,449
Total Common Stocks
(Cost $12,468,661)		15,024,377

EXCHANGE-TRADED FUNDS† - 1.7%
SPDR S&P 500 ETF Trust	893	261,649
Total Exchange-Traded Funds
(Cost $258,620)		261,649
Total Investments - 99.3%
(Cost $12,727,281)		$15,286,026
Other Assets & Liabilities, net - 0.7%		114,918
Total Net Assets - 100.0%		$15,400,944

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,024,377	$—	$—	$15,024,377
Exchange-Traded Funds	261,649	—	—	261,649
Total Assets	$15,286,026	$—	$—	$15,286,026

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 98.4%
Consumer, Non-cyclical - 23.8%
Zoetis, Inc.	1,931	$219,149
Worldpay, Inc. — Class A*	1,727	211,644
Estee Lauder Companies, Inc. — Class A	1,132	207,281
IQVIA Holdings, Inc.*	1,262	203,056
Global Payments, Inc.	1,255	200,963
PayPal Holdings, Inc.*	1,740	199,160
Edwards Lifesciences Corp.*	1,060	195,824
Thermo Fisher Scientific, Inc.	635	186,487
Monster Beverage Corp.*	2,810	179,362
Mondelez International, Inc. — Class A	3,265	175,984
Merck & Company, Inc.	2,080	174,408
Post Holdings, Inc.*	1,524	158,450
Vertex Pharmaceuticals, Inc.*	848	155,506
UnitedHealth Group, Inc.	585	142,746
Abbott Laboratories	1,604	134,896
Teleflex, Inc.	399	132,129
Molina Healthcare, Inc.*	874	125,104
Jazz Pharmaceuticals plc*	876	124,883
Bio-Techne Corp.	546	113,836
US Foods Holding Corp.*	3,178	113,645
ABIOMED, Inc.*	422	109,927
Centene Corp.*	2,062	108,131
Constellation Brands, Inc. — Class A	527	103,788
Total Consumer, Non-cyclical		3,676,359
Financial - 18.8%
Progressive Corp.	2,673	213,653
Mastercard, Inc. — Class A	798	211,095
Visa, Inc. — Class A	1,101	191,079
Credit Acceptance Corp.*	389	188,210
Prologis, Inc. REIT	2,121	169,892
Alexandria Real Estate Equities, Inc. REIT	1,137	160,419
CBRE Group, Inc. — Class A*	3,065	157,234
Ally Financial, Inc.	5,060	156,809
Citigroup, Inc.	2,206	154,486
American Financial Group, Inc.	1,502	153,910
JPMorgan Chase & Co.	1,336	149,365
Aon plc	743	143,384
Bank of America Corp.	4,767	138,243
T. Rowe Price Group, Inc.	1,174	128,799
Douglas Emmett, Inc. REIT	3,166	126,134
Intercontinental Exchange, Inc.	1,447	124,355
Zions Bancorp North America	2,561	117,755
KeyCorp	6,366	112,997
Fifth Third Bancorp	3,857	107,610
Total Financial		2,905,429
Consumer, Cyclical - 15.4%
Dollar Tree, Inc.*	1,663	178,590
Live Nation Entertainment, Inc.*	2,520	166,950
Alaska Air Group, Inc.	2,452	156,707
Allison Transmission Holdings, Inc.	3,346	155,087
Burlington Stores, Inc.*	882	150,072
Lennar Corp. — Class A	3,080	149,257
Darden Restaurants, Inc.	1,185	144,250
Aptiv plc	1,733	140,078
Wynn Resorts Ltd.	1,129	139,985
Costco Wholesale Corp.	515	136,094
Lululemon Athletica, Inc.*	753	135,698
Copart, Inc.*	1,767	132,065
TJX Companies, Inc.	2,436	128,816
Delta Air Lines, Inc.	2,238	127,007
Tractor Supply Co.	1,101	119,789
Royal Caribbean Cruises Ltd.	924	111,998
Advance Auto Parts, Inc.	695	107,127
Total Consumer, Cyclical		2,379,570
Communications - 14.1%
CDW Corp.	1,879	208,569
Facebook, Inc. — Class A*	1,020	196,860
Motorola Solutions, Inc.	1,101	183,570
Walt Disney Co.	1,266	176,784
Amazon.com, Inc.*	92	174,214
Comcast Corp. — Class A	3,835	162,144
IAC/InterActiveCorp*	717	155,969
Cisco Systems, Inc.	2,821	154,393
VeriSign, Inc.*	731	152,896
Verizon Communications, Inc.	2,477	141,511
Alphabet, Inc. — Class C*	120	129,709
Charter Communications, Inc. — Class A*	314	124,087
GrubHub, Inc.*	1,463	114,099
AT&T, Inc.	2,736	91,683
Total Communications		2,166,488
Industrial - 10.0%
Ball Corp.	3,497	244,755
Lockheed Martin Corp.	551	200,311
Fortune Brands Home & Security, Inc.	3,315	189,386
TransDigm Group, Inc.*	391	189,166
Spirit AeroSystems Holdings, Inc. — Class A	2,031	165,262
CH Robinson Worldwide, Inc.	1,885	159,000
Carlisle Companies, Inc.	1,076	151,081
Keysight Technologies, Inc.*	1,405	126,183
FLIR Systems, Inc.	2,125	114,962
Total Industrial		1,540,106
Technology - 9.4%
Xilinx, Inc.	1,892	223,105
Broadcom, Inc.	644	185,382
Intuit, Inc.	666	174,046
MSCI, Inc. — Class A	722	172,406
salesforce.com, Inc.*	1,134	172,062
VMware, Inc. — Class A	1,026	171,558
Microsoft Corp.	1,089	145,882
Analog Devices, Inc.	992	111,967
Dell Technologies, Inc. — Class C*	1,749	88,849
Total Technology		1,445,257
Energy - 4.8%
Kinder Morgan, Inc.	6,699	139,875
Diamondback Energy, Inc.	1,241	135,232
Williams Companies, Inc.	4,361	122,283
ONEOK, Inc.	1,761	121,174
ConocoPhillips	1,919	117,059
Targa Resources Corp.	2,627	103,136
Total Energy		738,759

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Basic Materials - 1.5%
WR Grace & Co.	1,574	$119,797
Albemarle Corp.	1,601	112,727
Total Basic Materials		232,524
Utilities - 0.6%
AES Corp.	5,557	93,135
Total Common Stocks
(Cost $11,973,411)		15,177,627

EXCHANGE-TRADED FUNDS† - 0.9%
Vanguard S&P 500 ETF	509	136,998
Total Exchange-Traded Funds
(Cost $135,609)		136,998
Total Investments - 99.3%
(Cost $12,109,020)		$15,314,625
Other Assets & Liabilities, net - 0.7%		107,361
Total Net Assets - 100.0%		$15,421,986

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,177,627	$—	$—	$15,177,627
Exchange-Traded Funds	136,998	—	—	136,998
Total Assets	$15,314,625	$—	$—	$15,314,625

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 96.2%
Financial - 24.2%
Progressive Corp.	684	$54,672
Ally Financial, Inc.	1,671	51,784
Citigroup, Inc.	650	45,519
Synchrony Financial	1,255	43,511
Chubb Ltd.	294	43,303
Goldman Sachs Group, Inc.	201	41,125
Cullen/Frost Bankers, Inc.	435	40,742
Fidelity National Financial, Inc.	998	40,219
Realty Income Corp. REIT	580	40,002
Unum Group	1,161	38,952
JPMorgan Chase & Co.	336	37,565
Douglas Emmett, Inc. REIT	932	37,131
National Retail Properties, Inc. REIT	700	37,107
Discover Financial Services	449	34,838
Bank of America Corp.	1,182	34,278
Commerce Bancshares, Inc.	572	34,126
Zions Bancorp North America	692	31,818
U.S. Bancorp	585	30,654
People's United Financial, Inc.	1,787	29,986
Fifth Third Bancorp	1,046	29,183
KeyCorp	1,605	28,489
Citizens Financial Group, Inc.	769	27,192
Comerica, Inc.	297	21,574
Total Financial		853,770
Consumer, Non-cyclical - 19.0%
Abbott Laboratories	562	47,264
McCormick & Company, Inc.	301	46,658
Merck & Company, Inc.	519	43,518
Mondelez International, Inc. — Class A	804	43,336
Eli Lilly & Co.	323	35,785
Lamb Weston Holdings, Inc.	561	35,545
Booz Allen Hamilton Holding Corp.	500	33,105
Johnson & Johnson	234	32,592
AbbVie, Inc.	427	31,051
Sysco Corp.	430	30,410
Procter & Gamble Co.	272	29,825
Cardinal Health, Inc.	630	29,673
Coca-Cola Co.	555	28,260
Bristol-Myers Squibb Co.	622	28,208
Kimberly-Clark Corp.	209	27,855
General Mills, Inc.	523	27,468
Philip Morris International, Inc.	322	25,287
Colgate-Palmolive Co.	346	24,798
Encompass Health Corp.	369	23,380
Conagra Brands, Inc.	874	23,178
Kroger Co.	982	21,319
Total Consumer, Non-cyclical		668,515
Industrial - 11.7%
Keysight Technologies, Inc.*	542	48,677
Jacobs Engineering Group, Inc.	522	44,052
United Technologies Corp.	332	43,226
Eaton Corporation plc	466	38,808
CH Robinson Worldwide, Inc.	450	37,958
Emerson Electric Co.	568	37,897
Waste Management, Inc.	307	35,419
Caterpillar, Inc.	253	34,481
Garmin Ltd.	416	33,197
Agilent Technologies, Inc.	400	29,868
FLIR Systems, Inc.	528	28,565
Total Industrial		412,148
Consumer, Cyclical - 9.9%
PACCAR, Inc.	610	43,712
Williams-Sonoma, Inc.	616	40,040
BorgWarner, Inc.	910	38,202
Darden Restaurants, Inc.	310	37,736
Allison Transmission Holdings, Inc.	800	37,080
Aptiv plc	423	34,191
Yum! Brands, Inc.	307	33,976
Delta Air Lines, Inc.	544	30,872
Aramark	813	29,317
Kohl's Corp.	482	22,919
Total Consumer, Cyclical		348,045
Energy - 8.5%
Kinder Morgan, Inc.	1,668	34,828
Chevron Corp.	271	33,723
Williams Companies, Inc.	1,085	30,423
ONEOK, Inc.	439	30,208
Exxon Mobil Corp.	383	29,349
Marathon Petroleum Corp.	502	28,052
Phillips 66	280	26,191
ConocoPhillips	419	25,559
Targa Resources Corp.	528	20,729
Marathon Oil Corp.	1,407	19,994
Occidental Petroleum Corp.	384	19,308
Total Energy		298,364
Technology - 7.4%
Xilinx, Inc.	479	56,484
KLA-Tencor Corp.	367	43,379
Paychex, Inc.	504	41,474
Advanced Micro Devices, Inc.*	1,158	35,169
Analog Devices, Inc.	292	32,958
Teradyne, Inc.	608	29,129
DXC Technology Co.	431	23,770
Total Technology		262,363
Utilities - 6.3%
Xcel Energy, Inc.	637	37,895
Exelon Corp.	766	36,722
DTE Energy Co.	271	34,656
Consolidated Edison, Inc.	337	29,548
Eversource Energy	378	28,637
Entergy Corp.	272	27,997
American Water Works Company, Inc.	238	27,608
Total Utilities		223,063
Communications - 5.3%
Motorola Solutions, Inc.	266	44,350
Fox Corp. — Class A	1,063	38,948
Cisco Systems, Inc.	696	38,092
Verizon Communications, Inc.	624	35,649
AT&T, Inc.	881	29,523
Total Communications		186,562
Basic Materials - 3.9%
WR Grace & Co.	496	37,751
Albemarle Corp.	478	33,656
Air Products & Chemicals, Inc.	147	33,276

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 96.2% (continued)
Basic Materials - 3.9% (continued)
RPM International, Inc.	540	$32,999
Total Basic Materials		137,682
Total Common Stocks
(Cost $3,072,424)		3,390,512

EXCHANGE-TRADED FUNDS† - 1.5%
iShares S&P 500 Value ETF	439	51,174
Total Exchange-Traded Funds
(Cost $50,491)		51,174
Total Investments - 97.7%
(Cost $3,122,915)		$3,441,686
Other Assets & Liabilities, net - 2.3%		82,022
Total Net Assets - 100.0%		$3,523,708

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,390,512	$—	$—	$3,390,512
Exchange-Traded Funds	51,174	—	—	51,174
Total Assets	$3,441,686	$—	$—	$3,441,686

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

This report covers the following Funds:

Fund Name	Investment Company Type
Directional Allocation Fund	Diversified
RBP® Dividend Fund	Diversified
RBP® Large-Cap Defensive Fund	Diversified
RBP® Large-Cap Market Fund	Diversified
RBP® Large-Cap Value Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually at 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Partners Investment Management, LLC (“GPIM”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation
Directional Allocation Fund	$484,183,369	$97,666,908	$(6,978,482)	$90,688,426
RBP® Dividend Fund	20,479,813	2,131,186	(508,458)	1,622,728
RBP® Large-Cap Defensive Fund	12,742,234	2,735,362	(191,570)	2,543,792
RBP® Large-Cap Market Fund	12,120,008	3,370,754	(176,137)	3,194,617
RBP® Large-Cap Value Fund	3,129,927	419,584	(107,825)	311,759

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.